Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 16,018	$ 15,930	$ 2,866
Restricted cash		0	3,633
Due from transfer agent		0	15,908
Subscription receivable		0	6,611
Investments		1,209	1,353
Trade accounts receivable, net	54,306	44,955	50,928
Unbilled receivables on uncompleted contracts		9,931	11,640
Due from related parties	31,266	28,327	21,418
Advances and other receivables		5,508	13,165
Deferred income taxes		5,373	2,321
Inventories, net	40,097	28,965	24,181
Other current assets	26,869	23,319
Accounts receivable
Prepaid expenses		1,298	824
Total current assets	168,556	141,496	154,848
Long term assets:
Property, plant and equipment, net	126,340	103,980	87,382
Long term receivables from related parties	3,392	4,220	5,722
Other long term assets	5,946	6,195	262
Total long term assets	135,678	114,395	93,366
Total assets	304,234	255,891	248,214
Current liabilities:
Trade accounts payable	43,469	33,493	29,285
Current portion of customer advances on uncompleted contracts	10,356	5,782	28,470
Short-term debt and current portion of long term debt	58,217	54,925	29,720
Note payable to shareholder	79	80	80
Taxes payables		7,930	4,847
Deferred income taxes		8,416	6,698
Labor liabilities		449	6
Accrued liabilities and provisions		505	994
Due to related parties	3,836	1,456	8,397
Other current liabilities	21,459	17,300
Total current liabilities	137,416	113,036	108,497
Long term liabilities:
Warrant liability	31,304	19,991	18,280
Customer advances on uncompleted contracts	10,645	8,333	8,220
Long term debt	56,654	39,273	48,097
Total long term liabilities		67,597	74,597
Total liabilities	$ 236,019	$ 180,633	$ 183,094
COMMITMENTS AND CONTINGENCIES
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at June 30, 2015	$ 0	$ 0	$ 0
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 25,301,132 and 24,801,132 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	3	2	2
Legal Reserves	1,367	1,367	1,367
Additional paid-in capital	46,514	46,514	40,693
Retained earnings	37,340	38,806	18,488
Accumulated other comprehensive loss	(17,009)	(11,431)	4,570
Total shareholders’ equity	68,215	75,258	65,120
Total liabilities and shareholders’ equity	$ 304,234	$ 255,891	$ 248,214